Changes in Benefits Obligations and Plan Assets, Pension (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 589,046	$ 537,465
Service cost	37,603	32,808	$ 30,359
Interest cost	17,323	17,995	20,119
Benefits paid	(28,587)	(26,932)
Plan settlements/curtailments		(272)
Actuarial (gains)/losses	(23,437)	27,982
Benefit Obligation at End of Year	591,948	589,046	537,465
Balance at Beginning of Period	314,216	327,427
Actual return on plan assets	44,924	(21,742)
Employer contributions	106,928	35,735
Plan settlements/curtailments		(272)
Balance at End of Period	437,481	314,216	327,427
(Deficit) of plan assets versus benefit obligations at end of year	(154,467)	(274,830)
Net Amount Recognized	(154,467)	(274,830)
Accumulated Benefit Obligation	489,918	483,944
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	187,064	191,386
Service cost	4,070	4,061	4,611
Interest cost	4,614	5,070	7,184
Benefits paid	(4,977)	(7,078)
Participant contributions	933	830
Plan amendments	(196)	(349)
Plan settlements/curtailments	(4,546)	(630)
Actuarial (gains)/losses	16,697	1,778
Premiums paid	(109)	(121)
Currency exchange rate changes	(7,666)	(7,883)
Benefit Obligation at End of Year	195,884	187,064	191,386
Balance at Beginning of Period	169,464	176,437
Actual return on plan assets	21,216	1,619
Employer contributions	5,753	6,042
Plan settlements/curtailments	(4,471)	(595)
Currency exchange rate changes	(7,881)	(7,670)
Balance at End of Period	179,928	169,464	$ 176,437
(Deficit) of plan assets versus benefit obligations at end of year	(15,956)	(17,600)
Net Amount Recognized	(15,956)	(17,600)
Accumulated Benefit Obligation	$ 183,038	$ 175,394